Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property, Plant and Equipment

The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Land	$10,333,822	$10,336,568	$368,112
Buildings and improvements	85,409,580	82,273,186	2,929,957

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Machinery and equipment	$112,996,670	$122,063,883	$4,347,004
Other equipment	6,715,694	4,680,222	166,674
Construction in progress and machinery in transit	16,637,561	13,853,465	493,357

	$232,093,327	$233,207,324	$8,305,104
For the year ended December 31, 2018

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery in Transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$3,258,518	$100,187,928	$253,198,003	$7,812,080	$5,863,713	$370,320,242
Additions	-	144,898	192,673	84,860	38,669,807	39,092,238
Disposals	-	(677,206)	(26,493,282)	(2,251,060)	(34,902)	(29,456,450)
Reclassification	-	5,388,709	32,060,513	2,148,211	(39,612,324)	(14,891)
Acquisition through business combinations (Note 29)	6,880,400	37,127,957	95,810,062	11,122,171	5,781,189	156,721,779
Effect of foreign currency exchange differences	27,051	(464,275)	(929,579)	(78,095)	244,069	(1,200,829)

Balance at December 31, 2018	$10,165,969	$141,708,011	$353,838,390	$18,838,167	$10,911,552	$535,462,089

Accumulated depreciation and impairment

Balance at January 1, 2018	$-	$41,915,064	$187,012,805	$6,223,967	$-	$235,151,836
Depreciation expenses	-	6,325,948	31,751,251	1,816,587	-	39,893,786
Impairment losses recognized	-	29,531	97,680	5,860	-	133,071
Disposals	-	(491,033)	(25,704,778)	(2,070,302)	-	(28,266,113)
Reclassification	-	(265)	-	-	-	(265)
Acquisition through business combinations (Note 29)	-	15,097,920	53,210,063	6,428,174	-	74,736,157
Effect of foreign currency exchange differences	-	(133,091)	(616,601)	(29,279)	-	(778,971)

Balance at December 31, 2018	$-	$62,744,074	$245,750,420	$12,375,007	$-	$320,869,501

For the year ended December 31, 2019

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery in Transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$10,165,969	$141,708,011	$353,838,390	$18,380,122	$10,911,552	$535,004,044
Additions	-	806,844	413,008	76,671	61,777,364	63,073,887
Disposals	-	(983,690)	(19,139,634)	(2,507,440)	-	(22,630,764)
Reclassification	-	13,601,469	41,302,651	3,062,838	(57,221,627)	745,331
Acquisitions through business combinations (Note 29)	189,111	1,044,383	5,507,315	43,611	250,455	7,034,875
Effect of foreign currency exchange differences	(21,258)	(2,204,057)	(5,176,282)	(300,686)	919,817	(6,782,466)

Balance at December 31, 2019	$10,333,822	$153,972,960	$376,745,448	$18,755,116	$16,637,561	$576,444,907

Accumulated depreciation and impairment

Balance at January 1, 2019	$-	$62,744,074	$245,750,420	$12,194,041	$-	$320,688,535
Depreciation expense	-	6,989,392	35,747,308	2,503,967	-	45,240,667
Impairment losses recognized	-	78,562	102,056	20,388	-	201,006
Disposals	-	(881,149)	(18,640,266)	(2,503,438)	-	(22,024,853)
Reclassification	-	210,558	83,777	(103)	-	294,232
	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery in Transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Acquisitions through business combinations (Note 29)	-	445,682	4,000,338	19,028	-	4,465,048
Effect of foreign currency exchange differences	-	(1,023,739)	(3,294,855)	(194,461)	-	(4,513,055)

Balance at December 31, 2019	$-	$68,563,380	$263,748,778	$12,039,422	$-	$344,351,580
For the year ended December 31, 2020

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery in Transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$10,333,822	$153,972,960	$376,745,448	$18,755,116	$16,637,561	$576,444,907
Additions	-	86,409	695,561	47,137	58,195,094	59,024,201
Disposals	-	(365,758)	(12,818,849)	(2,419,423)	(126,605)	(15,730,635)
Disposal of subsidiaries (Note 30)	-	(3,665,811)	(3,223,448)	(445,506)	(792,543)	(8,127,308)
Reclassification	-	7,367,875	52,980,977	222,066	(60,032,844)	538,074
Acquisitions through business combinations (Note 29)	46,388	1,142,690	3,972,397	702,500	53,828	5,917,803
Effect of foreign currency exchange differences	(43,642)	(266,536)	(2,459,521)	(11,008)	(81,026)	(2,861,733)

Balance at December 31, 2020	$10,336,568	$158,271,829	$415,892,565	$16,850,882	$13,853,465	$615,205,309

Accumulated depreciation and impairment

Balance at January 1, 2020	$-	$68,563,380	$263,748,778	$12,039,422	$-	$344,351,580
Depreciation expense	-	7,401,223	36,373,712	2,241,613	-	46,016,548
Impairment losses recognized	-	-	981,535	10,738	-	992,273
Disposals	-	(300,832)	(8,306,990)	(2,398,756)	-	(11,006,578)
Disposal of subsidiaries (Note 30)	-	(153,002)	(345,834)	(82,059)	-	(580,895)
Reclassification	-	3,462	497,230	(188,844)	-	311,848
Acquisitions through business combinations (Note 29)	-	548,190	3,049,895	588,935	-	4,187,020
Effect of foreign currency exchange differences	-	(63,778)	(2,169,644)	(40,389)	-	(2,273,811)

Balance at December 31, 2020	$-	$75,998,643	$293,828,682	$12,170,660	$-	$381,997,985

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery in Transit	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2020	$368,014	$5,483,368	$13,416,861	$667,917	$592,506	$20,528,666
Additions	-	3,077	24,771	1,678	2,072,475	2,102,001
Disposals	-	(13,026)	(456,512)	(86,162)	(4,509)	(560,209)
Disposal of subsidiaries (Note 30)	-	(130,549)	(114,795)	(15,866)	(28,224)	(289,434)
Reclassification	-	262,389	1,886,787	7,908	(2,137,922)	19,162
Acquisitions through business combinations (Note 29)	1,652	40,694	141,467	25,018	1,917	210,748
Effect of foreign currency exchange differences	(1,554)	(9,492)	(87,590)	(391)	(2,886)	(101,913)

Balance at December 31, 2020	$368,112	$5,636,461	$14,810,989	$600,102	$493,357	$21,909,021

Accumulated depreciation and impairment

Balance at January 1, 2020	$-	$2,441,716	$9,392,763	$428,754	$-	$12,263,233
Depreciation expense	-	263,576	1,295,360	79,830	-	1,638,766
Impairment losses recognized	-	-	34,955	382	-	35,337
Disposals	-	(10,713)	(295,833)	(85,426)	-	(391,972)
Disposal of subsidiaries (Note 30)	-	(5,449)	(12,316)	(2,922)	-	(20,687)
Reclassification	-	123	17,708	(6,725)	-	11,106
Acquisitions through business combinations (Note 29)	-	19,522	108,615	20,973	-	149,110
Effect of foreign currency exchange differences	-	(2,271)	(77,267)	(1,438)	-	(80,976)

Balance at December 31, 2020	$-	$2,706,504	$10,463,985	$433,428	$-	$13,603,917

Summary of Property, Plant and Equipment Useful Lives
Buildings and improvements
Main plant buildings	10-55 years
Cleanrooms	10-20 years
Others	3-20 years
Machinery and equipment	2-10 years
Other equipment	2-20 years